Debt - Stockholder Promissory Note (Details) - USD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 14, 2020
Debt Instrument [Line Items]
Repayments on stockholder Promissory Note		$ 100	$ 100
Proceeds from stockholder promissory notes			200
Stockholder Promissory Note
Debt Instrument [Line Items]
Interest rate				0.45%
Repayments on stockholder Promissory Note		100	100
Proceeds from stockholder promissory notes			200
Principal outstanding balance			18,347
Accrued unpaid interest			224
Interest Expense		$ 30	$ 83
Stockholder Promissory Note | Common Class A
Debt Instrument [Line Items]
Principal amount	$ 18,247
Total face value of promissory note	18,501
Accrued interest	$ 254
Conversion of convertible notes (in shares)	142,028
Stockholder Promissory Note | Majority stockholder
Debt Instrument [Line Items]
Principal amount				$ 29,718